SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004
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Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):            [  ]   is a restatement.
                                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt           Minneapolis, Minnesota          October 5, 2004
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[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:          67
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Form 13F Information Table Value Total:          $ 202,122
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                    Voting Authority
                                                                                                    ----------------
                                                           Value    Shares/  Sh/    Put/   Invstmt    Other
Name of Issuer                 Title of class  CUSIP      (x$1000)  Prn Amt  Prn    Call   Dscretn   Managers   Sole   Shared  None
-----------------------------  --------------  -----      --------  -------  ---    ----   -------   --------   ----   ------  ----
ADVANCED NEUROMOD SYS                COM       00757T101      561     18500   SH         Sole                   18500
ALIGN TECHNOLOGY INC COM             COM       016255101     1481     96900   SH         Sole                   96900
ALLERGAN INC COM                     COM       018490102     1669     23000   SH         Sole                   23000
AMAZON COM INC COM                   COM       023135106     4777    116900   SH         Sole                  116900
AMGEN INC                            COM       031162100     6334    111500   SH         Sole                  111500
AT RD INC COM                        COM       04648K105      162     38500   SH         Sole                   38500
AVAYA INC COM                        COM       053499109      417     29900   SH         Sole                   29900
BARD C R INC COM                     COM       067383109     1438     25400   SH         Sole                   25400
BED BATH & BEYOND INC                COM       075896100      486     13100   SH         Sole                   13100
BIOENVISION INC COM                  COM       09059N100      428     53600   SH         Sole                   53600
BOSTON SCIENTIFIC CORP COM           COM       1.01E+08      7664    192900   SH         Sole                  192900
CEPHALON                             COM       1.57E+08       479     10000   SH         Sole                   10000
CHARTER COMMUNCTNS DEL CL A          COM       16117m107     9416   3539800   SH         Sole                 3539800
CHEESECAKE FACTORY                   COM       1.63E+08       425      9800   SH         Sole                    9800
CIRRUS LOGIC INC COM                 COM       1.73E+08       286     59900   SH         Sole                   59900
CISCO SYS INC                        COM       17275R102     2523    139400   SH         Sole                  139400
COACH INC COM                        COM       1.9E+08        280      6600   SH         Sole                    6600
COMCAST CORP CL A SPL                COM       20030N200     7145    255900   SH         Sole                  255900
COSTCO WHSL CORP NEW COM             COM       22160k105     4429    106700   SH         Sole                  106700
DIRECTV GROUP INC COM                COM       25459L106     1960    111400   SH         Sole                  111400
ECHOSTAR COMMNTNS                    COM       2.79E+08      3958    127200   SH         Sole                  127200
ENTRAVISION COMMUNCTNS CL A          COM       29382R107      823    108200   SH         Sole                  108200
ENTREMED INC COM                     COM       29382F103      756    437000   SH         Sole                  437000
EXELIXIS                             COM       30161Q104     2108    261500   SH         Sole                  261500
FAMOUS DAVES AMER INC                COM       3.07E+08      1190    158700   SH         Sole                  158700
GERON CORP                           COM       3.74E+08        64     10700   SH         Sole                   10700
GILEAD SCIENCES INC COM              COM       3.76E+08      1256     33600   SH         Sole                   33600
HOME DEPOT INC                       COM       4.37E+08       270      6900   SH         Sole                    6900
IMCLONE SYS                          COM       45245W109     3287     62200   SH         Sole                   62200

IMMERSION CORP                       COM       4.53E+08      9130   1712985   SH         Sole                 1712985
INSIGHT COMMUNICATIONS CL A          COM       45768V108      132     15000   SH         Sole                   15000
INTEL CORP COM                       COM       4.58E+08      5462    272300   SH         Sole                  272300
INTUITIVE SURGICAL INC COM           COM       46120E602      495     20000   SH         Sole                   20000
IPASS INC COM                        COM       46261V108     3123    521300   SH         Sole                  521300
ISHARES INC MSCI JAPAN               COM       4.64E+08      1514    156100   SH         Sole                  156100
JAPAN SMALLER CAPTLZTN COM           COM       47109U104      255     23000   SH         Sole                   23000
KLA-TENCOR CORP                      COM       4.82E+08       830     20000   SH         Sole                   20000
KMART HLDG CORPORATION COM           COM       4.99E+08      1041     11900   SH         Sole                   11900
MEDIACOM COMMUNICATION CL A          COM       58446K105     1727    264400   SH         Sole                  264400
MEDICINES CO                         COM       5.85E+08       654     27100   SH         Sole                   27100
MEDTRONIC                            COM       5.85E+08      1121     21600   SH         Sole                   21600
MGI PHARMA INC COM                   COM       5.53E+08       347     13000   SH         Sole                   13000
MICROSOFT CORP                       COM       5.95E+08      2895    104700   SH         Sole                  104700
NET2PHONE COM                        COM       64108N106      354    110000   SH         Sole                  110000
NEXTEL COMMUNICATIONS CL A           COM       65332v103     4573    191800   SH         Sole                  191800
NEXTEL PARTNERS INC CL A             COM       65333F107     7347    443100   SH         Sole                  443100
NIKU CORP                            COM       6.54E+08       324     21300   SH         Sole                   21300
NPS PHARMACEUTICALS                  COM       62936P103      287     13200   SH         Sole                   13200
OPENWAVE SYS INC COM                 COM       6.84E+08       706     80000   SH         Sole                   80000
SALESFORCE COM INC COM               COM       79466L302      306     19600   SH         Sole                   19600
SANDISK CORP COM                     COM       80004C101     3465    119000   SH         Sole                  119000
SEPRACOR INC                         COM       8.17E+08      9102    186600   SH         Sole                  186600
SILICON LABORATORIES COM             COM       8.27E+08       463     14000   SH         Sole                   14000
SIRIUS SATELLITE RADIO COM           COM       82966U103     1014    316800   SH         Sole                  316800
SPANISH BROADCASTING CL A            COM       8.46E+08      1036    105300   SH         Sole                  105300
SPINNAKER EXPL                       COM       84855W109      350     10000   SH         Sole                   10000
TARGET CORP                          COM       87612e106     3629     80200   SH         Sole                   80200
TELIK INC COM                        COM       87959M109     1635     73300   SH         Sole                   73300
VARIAN MED SYS INC COM               COM       92220P105     3333     96400   SH         Sole                   96400
WAL MART STORES                      COM       9.31E+08      4985     93700   SH         Sole                   93700
WYETH COM                            COM       9.83E+08      3527     94300   SH         Sole                   94300
XM SATELLITE RADIO HLD CL A          COM       9.84E+08     46940   1513207   SH         Sole                 1513207
YOUBET COM INC COM                   COM       9.87E+08      1335    483800   SH         Sole                  483800
ZIMMER HLDGS INC COM                 COM       98956P102     4229     53500   SH         Sole                   53500
ANGIOTECH PHARMACEUTLS               ADR       034918102      628     31000   SH         Sole                   31000
RESEARCH IN MOTION                   ADR       7.61E+08      6955     91100   SH         Sole                   91100
SHANDA INTERACTIVE ENT SPONSOR       ADR       81941Q203      801     33400   SH         Sole                   33400

Totals                                                     202122  13623692                                  13623692